Related party transactions - Analysis of Related Party Receivable Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Nov. 30, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Total related party receivables	$ 716		$ 704
Repayments received against related party loans	(7)	$ 13	43	$ 42
Amount due from related parties - current	177		181
Amount due from related parties - non-current	539		523
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	476		488
Deferred consideration arrangements
Related Party Transaction [Line Items]
Total related party receivables	59		31
Convertible bond
Related Party Transaction [Line Items]
Total related party receivables	43		35
Trading balances
Related Party Transaction [Line Items]
Total related party receivables	138		150
SeaMex seller's credit and loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	398		$ 422
Interest rate on related party receivable			6.50%
SeaMex seller's credit and loans receivable | Sellers credit
Related Party Transaction [Line Items]
Total related party receivables						$ 250
SeaMex seller's credit and loans receivable | Working capital loan
Related Party Transaction [Line Items]
Total related party receivables					$ 45
SeaMex seller's credit and loans receivable | Accrued interest
Related Party Transaction [Line Items]
Total related party receivables			$ 127
Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables	78		66
Repayments received against related party loans			15
Seabras loans receivable | Accrued interest
Related Party Transaction [Line Items]
Total related party receivables			12
Seabras loans receivable | Loan principal
Related Party Transaction [Line Items]
Total related party receivables			54
Seabras loans receivable | Shareholder loans
Related Party Transaction [Line Items]
Repayments received against related party loans			9
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners
Related Party Transaction [Line Items]
Total related party receivables	59		31
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Mobilization receivable
Related Party Transaction [Line Items]
Total related party receivables	31		17
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Share of dayrate
Related Party Transaction [Line Items]
Total related party receivables	27		14
West Vela | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Share of dayrate | Fair value
Related Party Transaction [Line Items]
Total related party receivables	29
West Polaris | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners
Related Party Transaction [Line Items]
Total related party receivables	1		$ 0
West Polaris | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Seadrill Partners | Fair value
Related Party Transaction [Line Items]
Total related party receivables	$ 1
Minimum | LIBOR | Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Interest rate on related party receivable			3.40%
Maximum | LIBOR | Seabras loans receivable | Related party loans and interest
Related Party Transaction [Line Items]
Interest rate on related party receivable			3.99%